15. Finance leases (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
FinanceLeasesLineItems [Line Items]
Present value	R$ 208,049	R$ 205,331
LT Amazonas [Member]
FinanceLeasesLineItems [Line Items]
Nominal amount	488,687
Present value	208,049	R$ 205,331
LT Amazonas [Member] | Up to December 2019 [Member]
FinanceLeasesLineItems [Line Items]
Nominal amount	23,049
Present value	22,491
LT Amazonas [Member] | January 2019 to December 2023 [Member]
FinanceLeasesLineItems [Line Items]
Nominal amount	104,871
Present value	38,594
LT Amazonas [Member] | January 2024 onwards [Member]
FinanceLeasesLineItems [Line Items]
Nominal amount	360,767
Present value	R$ 146,964